CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 1.5%
Verizon Communications Inc.	173,815	$6,599,755

Entertainment - 1.9%
Walt Disney Co.	86,620	8,170,865	*

Media - 2.2%
Comcast Corp., Class A Shares	313,970	9,208,740

TOTAL COMMUNICATION SERVICES		23,979,360

CONSUMER DISCRETIONARY - 2.8%
Automobiles - 0.5%
General Motors Co.	75,400	2,419,586

Specialty Retail - 2.3%
Home Depot Inc.	35,610	9,826,224

TOTAL CONSUMER DISCRETIONARY		12,245,810

CONSUMER STAPLES - 8.8%
Beverages - 2.2%
Coca-Cola Co.	169,880	9,516,678

Food Products - 4.3%
Mondelez International Inc., Class A Shares	165,610	9,080,396
Nestle SA, ADR	86,920	9,353,461

Total Food Products		18,433,857

Household Products - 2.3%
Procter & Gamble Co.	79,520	10,039,400

TOTAL CONSUMER STAPLES		37,989,935

ENERGY - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Chesapeake Energy Corp.	46,480	4,378,881
Enbridge Inc.	331,529	12,299,726
EQT Corp.	102,530	4,178,097
Pioneer Natural Resources Co.	25,990	5,627,615
Williams Cos. Inc.	450,210	12,889,512

TOTAL ENERGY		39,373,831

FINANCIALS - 14.8%
Banks - 6.0%
Bank of America Corp.	315,360	9,523,872
JPMorgan Chase & Co.	57,210	5,978,445
PNC Financial Services Group Inc.	39,070	5,837,840
US Bancorp	110,710	4,463,827

Total Banks		25,803,984

See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2022 Quarterly Report	1

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	SHARES	VALUE
Capital Markets - 1.1%
Blackstone Inc.	58,550	$4,900,635

Diversified Financial Services - 2.5%
Apollo Global Management Inc.	228,750	10,636,875

Insurance - 5.2%
American International Group Inc.	129,870	6,166,227
MetLife Inc.	119,196	7,244,733
Travelers Cos. Inc.	57,970	8,881,004

Total Insurance		22,291,964

TOTAL FINANCIALS		63,633,458

HEALTH CARE - 12.6%
Health Care Equipment & Supplies - 2.2%
Becton Dickinson and Co.	42,480	9,465,818

Health Care Providers & Services - 2.9%
UnitedHealth Group Inc.	24,910	12,580,547

Pharmaceuticals - 7.5%
Johnson & Johnson	61,840	10,102,182
Merck & Co. Inc.	120,810	10,404,157
Pfizer Inc.	175,710	7,689,070
Zoetis Inc.	26,790	3,972,689

Total Pharmaceuticals		32,168,098

TOTAL HEALTH CARE		54,214,463

INDUSTRIALS - 11.6%
Aerospace & Defense - 5.0%
Northrop Grumman Corp.	15,470	7,275,850
Raytheon Technologies Corp.	173,424	14,196,489

Total Aerospace & Defense		21,472,339

Air Freight & Logistics - 2.1%
United Parcel Service Inc., Class B Shares	54,940	8,875,007

Commercial Services & Supplies - 2.1%
Waste Management Inc.	55,410	8,877,236

Machinery - 0.4%
Otis Worldwide Corp.	30,065	1,918,147

Road & Rail - 2.0%
Union Pacific Corp.	44,180	8,607,148

TOTAL INDUSTRIALS		49,749,877

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.4%
Cisco Systems Inc.	147,980	5,919,200

See Notes to Schedule of Investments.

2	ClearBridge Variable Dividend Strategy Portfolio 2022 Quarterly Report

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	SHARES	VALUE
IT Services - 3.7%
Mastercard Inc., Class A Shares	25,440	$7,233,610
Visa Inc., Class A Shares	48,990	8,703,073

Total IT Services		15,936,683

Semiconductors & Semiconductor Equipment - 3.0%
Broadcom Inc.	12,620	5,603,406
Intel Corp.	160,100	4,125,777
Texas Instruments Inc.	21,420	3,315,388

Total Semiconductors & Semiconductor Equipment		13,044,571

Software - 7.3%
Microsoft Corp.	87,430	20,362,447
Oracle Corp.	103,300	6,308,531
SAP SE, ADR	58,340	4,740,125

Total Software		31,411,103

Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc.	135,546	18,732,457

TOTAL INFORMATION TECHNOLOGY		85,044,014

MATERIALS - 7.6%
Chemicals - 4.8%
Linde PLC	42,720	11,516,885
PPG Industries Inc.	81,640	9,036,731

Total Chemicals		20,553,616

Construction Materials - 2.2%
Vulcan Materials Co.	60,370	9,520,953

Metals & Mining - 0.6%
Freeport-McMoRan Inc.	100,240	2,739,559

TOTAL MATERIALS		32,814,128

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	33,050	7,095,835
Boston Properties Inc.	35,710	2,677,179

TOTAL REAL ESTATE		9,773,014

UTILITIES - 4.0%
Electric Utilities - 1.3%
Edison International	101,702	5,754,299

See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2022 Quarterly Report	3

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY		SHARES	VALUE
Multi-Utilities - 2.7%
Public Service Enterprise Group Inc.		34,870	$1,960,740
Sempra Energy		62,910	9,432,726

Total Multi-Utilities			11,393,466

TOTAL UTILITIES			17,147,765

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $260,250,039)			425,965,655

	RATE
SHORT-TERM INVESTMENTS - 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	2.482%	3,399,662	3,399,662
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	2.615%	849,915	849,915	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,249,577)			4,249,577

TOTAL INVESTMENTS - 99.9% (Cost - $264,499,616)			430,215,232
Other Assets in Excess of Liabilities - 0.1%			295,809

TOTAL NET ASSETS - 100.0%			$430,511,041

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2022, the total market value of investments in Affiliated Companies was $849,915 and the cost was $849,915 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Dividend Strategy Portfolio 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the

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Notes to Schedule of Investments (unaudited) (continued)

Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$425,965,655	—	—	$425,965,655
Short-Term Investments†	4,249,577	—	—	4,249,577

Total Investments	$430,215,232	—	—	$430,215,232

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$845,836	$12,827,358	12,827,358	$12,823,279	12,823,279

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$5,629	—	$849,915

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